Shares in group companies (Tables)	12 Months Ended
Dec. 31, 2017
Aegon N.V [member]
Summary of Shares in Group Companies
	2017	2016
At January 1	22,219	23,992
Capital contributions and acquisitions	1,006	210
Divestments and capital repayments	(698)	(895)
Dividend received	(120)	(181)
Net income / (loss) for the financial year	2,511	533
Revaluations	(1,799)	(1,440)
At December 31	23,117	22,219